TAXATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax provision	$ 0	$ 253,489	$ 0
Deferred income tax provision	0	4,060	(4,331)
Total	$ 0	$ 257,549	$ (4,331)